Dividends (Details) € / shares in Units, $ / shares in Units, € in Millions				3 Months Ended		6 Months Ended
	Apr. 21, 2026 $ / shares	Feb. 24, 2026 $ / shares	Dec. 02, 2025 € / shares shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 EUR (€) € / shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 € / shares
Dividends
Cash dividends on preferred shares declared and paid					$ 6,000,000			$ 12,000,000
Total dividends paid				$ 60,000,000	66,000,000	$ 120,000,000		132,000,000
Preferred shares
Dividends
Number of non convertible non voting cumulative preferred shares redeemed | shares			56,306,306
Percentage of cumulative preferred shares			9.00%
Nominal value | € / shares			€ 4.44
Preferred shares redeemed						289,000,000	€ 250
Ordinary shares
Dividends
Nominal value | € / shares							€ 0.01		€ 0.01
Dividend Installment One
Dividends
Cash dividends on ordinary shares declared and paid						$ 60,000,000		$ 60,000,000
Cash dividend paid per ordinary share | $ / shares		$ 0.1				$ 0.1		$ 0.1
Dividend Installment One | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid								$ 6,000,000
Dividend Installment Two
Dividends
Cash dividends on ordinary shares declared and paid				$ 60,000,000	$ 60,000,000	$ 60,000,000		$ 60,000,000
Cash dividend paid per ordinary share | $ / shares	$ 0.1			$ 0.1	$ 0.1	$ 0.1		$ 0.1
Dividend Installment Two | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid					$ 6,000,000			$ 6,000,000